Revenue - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in estimated total contract costs	₩ 533,639	₩ 427,812
Changes in profit before income taxes of construction contract
- Current period	(166,077)	(38,720)
- Future periods	₩ (43,584)	₩ 69,428